Treasury Shares	9 Months Ended
Sep. 30, 2024
Disclosure of treasury shares [abstract]
Treasury Shares

Note 9—Treasury Shares

The development in the holding of treasury shares is as follows:

	Nominal values	Holding	Holding in % of total outstanding shares
	(EUR’000)	(Number)
Treasury shares
January 1, 2024	146	1,093,054	1.9%
Transferred under stock incentive programs	(28)	(211,324)	—
September 30, 2024	118	881,730	1.5%